Financial Assets and Liabilities Subject to Recurring Fair Value Measurements (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	$ 1,192.7	$ 910.1
Derivative assets	5.1	2.4
Derivative liabilities	113.0	110.5
U.S. tax-exempt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	218.6	294.4
U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	60.1	27.5
U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.8	1.9
Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	355.0	367.1
Non-U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	448.7	148.3
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	109.5	70.9
Interest-rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1.6	1.4
Derivative liabilities	38.2	33.3
Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3.0	0.8
Derivative liabilities	74.1	74.7
Foreign-exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.5	0.2
Derivative liabilities	0.7	2.5
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.6	1.9
Level 1 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.6	1.9
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	1,192.1	908.2
Derivative assets	5.1	2.4
Derivative liabilities	113.0	110.5
Level 2 | U.S. tax-exempt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	218.6	294.4
Level 2 | U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	60.1	27.5
Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	0.2
Level 2 | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	355.0	367.1
Level 2 | Non-U.S. corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	448.7	148.3
Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable debt securities	109.5	70.9
Level 2 | Interest-rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1.6	1.4
Derivative liabilities	38.2	33.3
Level 2 | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3.0	0.8
Derivative liabilities	74.1	74.7
Level 2 | Foreign-exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0.5	0.2
Derivative liabilities	$ 0.7	$ 2.5